Financial liabilities - Summary of Short Term Debt (Parenthetical) (Detail) - Weighted average [Member]	Mar. 31, 2025	Mar. 31, 2024
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	2.26%	2.27%
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	3.82%	4.53%